Summary of Material Accounting Policies - Intangible Assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of changes in accounting estimates [line items]
Income Taxes, Refundable Tax Credit		$ 105,000,000
Corporate Alternative Minimum Tax	$ 11,000,000	$ 0
Minimum
Disclosure of changes in accounting estimates [line items]
Useful life (in years)	3 years
Maximum
Disclosure of changes in accounting estimates [line items]
Useful life (in years)	10 years